EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Retained earnings [member]
EARNINGS PER SHARE (Tables) [Line Items]
Disclosure of earnings per share [text block]
	2019	2018[1]	2017[1]
	£m	£m	£m
Profit attributable to equity shareholders – basic and diluted	2,459	3,975	3,494
	2019	2018	2017
	million	million	million
Weighted average number of ordinary shares in issue – basic	70,603	71,638	71,710
Adjustment for share options and awards	682	641	683
Weighted average number of ordinary shares in issue – diluted	71,285	72,279	72,393
Basic earnings per share	3.5p	5.5p	4.9p
Diluted earnings per share	3.4p	5.5p	4.8p
1 Restated, see note 1.